EQUITY - Schedule Using Black-Scholes Module (Details) - Equity-Settled Share-Based Payment Arrangement	3 Months Ended
Jun. 30, 2021 yr
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average term to exercise	7.5
Expected volatility, share options granted	24.40%
Liquidity discount	25.00%
Expected dividend as percentage, share options granted	1.70%
Risk free interest rate, share options granted	1.00%
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average term to exercise	7.5
Expected volatility, share options granted	24.40%
Liquidity discount	25.00%
Expected dividend as percentage, share options granted	1.70%
Risk free interest rate, share options granted	1.00%